Balances and Transactions with Related Parties - Information Detailed in the Tables below Shows the Balances with Associates and Joint Ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	$ 36,192	$ 21,867	$ 12,684
Trade receivables Current	118,077	72,646	40,649
Accounts payable Current	148,595	84,225	45,911
Revenues	678,595	435,820	252,813
Purchases and services	575,608	359,570	211,812
Current contract liabilities	7,404	4,996	1,460
Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	364	2,115	191
Trade receivables Current	6,898	5,493	1,423
Accounts payable Current	2,840	1,891	423
Revenues	23,496	15,786	5,911
Purchases and services	9,580	4,423	1,998
Net interest income (loss)	(16)	47	10
Current contract liabilities	679
Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	103	676	600
Trade receivables Current	1,469	982	359
Accounts payable Current	968	677	318
Revenues	4,620	2,486	1,044
Purchases and services	6,023	3,124	1,669
Net interest income (loss)	162	217	51
Joint Ventures and Associates [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	467	2,791	791
Trade receivables Current	8,367	6,475	1,782
Accounts payable Current	3,808	2,568	741
Revenues	28,116	18,272	6,955
Purchases and services	15,603	7,547	3,667
Net interest income (loss)	146	264	61
Current contract liabilities	679
CDS [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	1,063	518	122
Revenues	1,955	565	102
Purchases and services	1
YPF Gas [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	90	637	589
Trade receivables Current	317	414	230
Accounts payable Current	73	62	15
Revenues	2,217	1,608	863
Purchases and services	252	104	51
Net interest income (loss)	162	217	51
Oldelval [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	77	34
Accounts payable Current	401	272	131
Revenues	238	103
Purchases and services	2,192	1,167	596
Termap [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	182	102	52
Revenues		6
Purchases and services	1,302	666	366
OTA [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	9	5
Accounts payable Current	14	14	5
Revenues	1	1
Purchases and services	80	47	25
OTC [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	4	7	5
GPA [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current		4	4
Accounts payable Current	99	80	19
Purchases and services	845	363	202
Oiltanking [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current		21
Accounts payable Current	198	147	96
Revenues	3	4	1
Purchases and services	1,350	777	428
Gas Austral S.A. [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current		2	2
Trade receivables Current	12	16	7
Accounts payable Current	1
Revenues	206	199	78
Purchases and services	1		1
Profertil [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	12	2	107
Trade receivables Current	587	461	239
Accounts payable Current	114	428	215
Revenues	4,418	2,751	906
Purchases and services	3,044	1,964	901
MEGA [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	2,995	2,441	925
Accounts payable Current	350	6	149
Revenues	10,672	8,150	4,058
Purchases and services	1,854	438	814
Refinor [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	956	770	224
Accounts payable Current	123	5	8
Revenues	3,310	2,594	838
Purchases and services	481	323	225
Net interest income (loss)	(16)		10
Bizoy SA [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current		11	5
Trade receivables Current	17
Revenues			1
Y-GEN I [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current			57
Trade receivables Current		2
Revenues	5	4	34
Y-GEN II [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current			22
Revenues			41
YPF EE [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	296	218
Trade receivables Current	2,278	1,552
Accounts payable Current	2,183	1,301
Revenues	5,016	2,064
Purchases and services	3,862	1,548
Net interest income (loss)		47
Current contract liabilities	679
Petrofaro S.A. [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	6	267	35
Accounts payable Current		151	51
Revenues	9	223	33
Purchases and services	23	150	$ 58
OLCLP [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	56	$ 1,884
Trade receivables Current	59
Accounts payable Current	70
Revenues	66
Purchases and services	$ 316